Other Note Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Payables and Accruals [Abstract]
Other Note Payable

Note 7 — Other Note Payable

On December 31, 2014, the Company converted accounts payable into a Senior Promissory Note (the “Note”) in the aggregate principal amount of $242,498. The Note bears interest at 6% per annum and interest is payable on a quarterly basis commencing March 31, 2015 or the Company may elect that the amount of such interest be added to the principal sum outstanding under this Note. The payables arose in connection with professional services rendered by attorneys for the Company prior to and through December 31, 2014, and the Note had an original maturity date of December 31, 2015, which was extended to June 30, 2016 or such later date as the lender may agree to in writing. As of the date of this Quarterly Report on Form 10-Q (this “Quarterly Report”), the Note has not been extended and is currently in default. As of December 31, 2016 and March 31, 2016, $273,172 and $262,040 of principal, which includes $30,674 and $19,542 of accrued interest, respectively, were outstanding under the Note.

Note 7 — Other Note Payable

On December 31, 2014, the Company converted accounts payable into a Senior Promissory Note (the “Note”) in the aggregate principal amount of $242,498. The Note bears interest at 6% per annum and interest is payable on a quarterly basis commencing March 31, 2015 or the Company may elect that the amount of such interest be added to the principal sum outstanding under this Note. The payables arose in connection with professional services rendered by attorneys for the Company prior to and through December 31, 2014, and the Note had an original maturity date of December 31, 2015 which was amended to June 30, 2016 or such later date as the lender may agree to in writing. As of July 11, 2016, the Note had not been extended and is currently in default.

As of March 31, 2016 and 2015, $242,498 principal and $19,544 and $3,588, respectively, of accrued interest was outstanding under the Note.